Commitments, contingent liabilities and other	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments, contingent liabilities and other
26.	Commitments, contingent liabilities and other

(1)	Loan commitments
Subsidiaries in the Financial Services segment have lines of credit in accordance with loan agreements with their customers. As of March 31, 2021, the total unused portion of the lines of credit extended under these contracts was 37,322 million yen. Based upon the information currently available, it is not possible to estimate the aggregate amounts of future year-by-year
payments for these loan commitments.

(2)	Purchase commitments and other
Purchase commitments and other outstanding as of March 31, 2021 amounted to 811,400 million yen. The major components of these commitments are as follows:
Certain subsidiaries in the Pictures segment have entered into agreements with creative talent for the development and production of motion pictures and television programming as well as agreements with third parties to acquire completed motion pictures, or certain rights therein, and to acquire the rights to broadcast certain live action sporting events. These agreements cover various periods mainly within three years. As of March 31, 2021, these subsidiaries were committed to make payments under such contracts of 105,921 million yen.
Certain subsidiaries in the Music segment have entered into contracts with recording artists, songwriters and companies for the future production, distribution and/or licensing of music product. These contracts cover various periods mainly within five years. As of March 31, 2021, these subsidiaries were committed to make payments of 149,021 million yen under such contracts.
In December 2020, Funimation Global Group, LLC, a joint venture between a subsidiary in the Pictures segment and a subsidiary in the Music segment, entered into a definitive agreement to acquire 100% of the equity interest in Ellation Holdings, Inc., a subsidiary of AT&T Inc., which operates the anime business Crunchyroll. The purchase price of this transaction is 1,175 million U.S. dollars subject to customary working capital and other adjustments. This transaction is subject to customary closing conditions, including regulatory approvals.
For the Acquisition of certain businesses of Kobalt Music Group Limited, refer to Note 28.
Certain subsidiaries in the G&NS segment have entered into long-term contracts for the development, distribution and publishing of game software. These contracts cover various periods mainly within seven years. As of March 31, 2021, these subsidiaries were committed to make payments of 32,959 million yen under such contracts.

Sony has entered into purchase contracts for fixed assets. As of March 31, 2021, Sony has committed to make payments of 135,297 million yen under such contracts.
Sony has entered into purchase contracts for materials. As of March 31, 2021, Sony has committed to make payments of 96,589 million yen under such contracts.
Sony has entered into sponsorship contracts related to advertising and promotional rights. These contracts cover various periods mainly within one year. As of March 31, 2021, Sony has committed to make payments of 5,396 million yen under such contracts.
The schedule of the aggregate amounts of
year-by-year
payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2022	519,953
2023	112,975
2024	66,939
2025	53,358
2026	13,786
Later fiscal years	44,389

Total	811,400

(3)	Litigation
Sony Group Corporation and certain of its subsidiaries are defendants or otherwise involved in pending legal and regulatory proceedings. However, based upon the information currently available, Sony believes that the outcome from such legal and regulatory proceedings would not have a material impact on Sony’s results of operations and financial position.

(4)	Guarantees
Sony has issued guarantees that contingently require payments to guaranteed parties if certain specified events or conditions occur. The maximum potential amount of future payments under these guarantees as of March 31, 2021 amounted to 529 million yen.

In addition to the above, Sony also issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. The changes in the product warranty liability for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Balance at beginning of the fiscal year	44,717	33,005	31,807
Additional liabilities for warranties	23,041	21,448	19,560
Settlements (in cash or in kind)	(26,326)	(21,491)	(19,666)
Changes in estimate for pre-existing warranty reserve	(7,370)	(562)	(860)
Translation adjustments	(1,057)	(593)	2,010

Balance at end of the fiscal year	33,005	31,807	32,851

The consideration received for extended warranty service, which is not a significant portion of the warranty activities provided by Sony, is excluded from the amounts in the table above.